Derivative Financial Instruments (Summary of Notional and Fair Value Amounts of Derivative Instruments Outstanding) (Detail) - JPY (¥) ¥ in Billions		Mar. 31, 2022	Mar. 31, 2021
Derivatives, Fair Value [Line Items]
Notional amount	[1]	¥ 1,635,837	¥ 1,376,353
Interest rate contracts
Derivatives, Fair Value [Line Items]
Notional amount	[1]	1,395,950	1,174,835
Foreign exchange contracts
Derivatives, Fair Value [Line Items]
Notional amount	[1]	217,462	182,809
Equity-related contracts
Derivatives, Fair Value [Line Items]
Notional amount	[1]	9,887	7,865
Credit-related contracts
Derivatives, Fair Value [Line Items]
Notional amount	[1]	11,857	10,431
Other contracts
Derivatives, Fair Value [Line Items]
Notional amount	[1]	681	413
Not Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	[2]	9,723	8,625
Fair value of derivative payables	[2]	9,770	8,252
Not Designated as Hedging Instrument | Interest rate contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	[2]	4,624	4,639
Fair value of derivative payables	[2]	4,716	4,476
Not Designated as Hedging Instrument | Foreign exchange contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	[2]	4,436	3,328
Fair value of derivative payables	[2]	4,472	3,246
Not Designated as Hedging Instrument | Equity-related contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	[2]	426	531
Fair value of derivative payables	[2]	345	384
Not Designated as Hedging Instrument | Credit-related contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	[2]	118	94
Fair value of derivative payables	[2]	121	113
Not Designated as Hedging Instrument | Other contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	[2]	119	33
Fair value of derivative payables	[2]	¥ 116	¥ 33

[1]	Notional amount includes the sum of gross long and gross short third-party contracts.
[2]	Derivative receivables and payables are recorded in Trading account assets and Trading account liabilities, respectively.